STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2023
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	September 30, 2023	December 31, 2022
Expected life (years)	6 to 10	6 to 10
Risk-free interest rate	3.55% - 3.94%	1.43% - 4.10%
Expected volatility	90%	80%
Annual dividend yield	0%	0%
Per share grant date fair value	$4.61	$17.47